INVESTMENT SECURITIES - Schedule of Amortized Cost, Gross Unrealized Gains and Losses and Fair Values of Investments in Debt Securities AFS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 7,956,281	$ 7,833,617
Gross Unrealized Gains	33,187	100,737
Gross Unrealized Loss	(661,733)	(801,722)
Fair Value	$ 7,327,735	$ 7,132,632
FDIC | Structured LLC
Debt Securities, Available-for-sale [Line Items]
Equity ownership, excluding consolidated entity and equity method investee, percentage	20.00%	20.00%
U.S. Treasury securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 700,294	$ 304,292
Gross Unrealized Gains	6,109	148
Gross Unrealized Loss	0	0
Fair Value	706,403	304,440
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0	13
Gross Unrealized Gains	0	0
Gross Unrealized Loss	0	0
Fair Value	0	13
ABS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	947,660	749,608
Gross Unrealized Gains	368	505
Gross Unrealized Loss	(2,731)	(2,080)
Fair Value	945,297	748,033
Beneficial Interest in Structured LLC
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,070,348	1,099,000
Gross Unrealized Gains	26,441	99,985
Gross Unrealized Loss	0	0
Fair Value	1,096,789	1,198,985
GNMA - Residential
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	2,636,121	2,905,020
Gross Unrealized Gains	11	17
Gross Unrealized Loss	(253,651)	(339,740)
Fair Value	2,382,481	2,565,297
GNMA - Commercial
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	622,086	643,010
Gross Unrealized Gains	3	3
Gross Unrealized Loss	(143,412)	(154,312)
Fair Value	478,677	488,701
FHLMC and FNMA - Residential
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,924,705	2,122,647
Gross Unrealized Gains	255	79
Gross Unrealized Loss	(288,059)	(381,470)
Fair Value	1,636,901	1,741,256
FHLMC and FNMA - Commercial
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	82,388	88,416
Gross Unrealized Gains	0	0
Gross Unrealized Loss	(1,201)	(2,509)
Fair Value	81,187	85,907
Unallocated fair value hedge basis adjustment
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	(27,321)	(78,389)
Gross Unrealized Gains	0	0
Gross Unrealized Loss	27,321	78,389
Fair Value	$ 0	$ 0